TAXES (Details 2) $ in Thousands	Feb. 28, 2026 USD ($)	Feb. 28, 2026 JPY (¥)	Feb. 28, 2025 JPY (¥)
Deferred tax assets
Net operating loss carry forward			¥ 42,664
Reserves and accruals	654	102,018	103,206
Investments	917	143,115	114,471
Property and equipment	4,136	645,383	324,129
Leases	9,517	1,485,057	1,440,267
Contract liabilities	3,094	482,804	426,987
Others	261	40,708	63,539
Valuation allowance	(931)	(145,120)	(116,210)
Total deferred tax assets	17,648	2,753,965	2,399,053
Net off against deferred tax liabilities	11,058	(1,725,571)	(1,711,688)
Net off against deferred tax liabilities	(11,058)	1,725,571	1,711,688
Net deferred tax assets	6,590	1,028,394	687,365
Deferred tax liabilities
Prepayments and other assets	(499)	(77,878,000)	(69,827,000)
Deferred costs	(2,658)	(414,821,000)	(314,337,000)
Leases	(7,998)	(1,248,060,000)	(1,279,764,000)
Others	(297)	(46,325,000)	(47,760,000)
Total deferred tax liabilities	(11,452)	(1,787,084,000)	(1,711,688,000)
Net off against deferred tax assets	11,058	1,725,571,000	1,711,688,000
Net deferred tax liabilities	$ (394)	¥ (61,513,000)